Other Liabilities - Summary of Components of Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Other Liabilities [abstract]
Total other Liabilities	$ 26	$ 17